INCOME TAXES - Carryforwards (Details) $ in Millions	Oct. 31, 2023 USD ($)
Net Operating loss carryforwards
Federal net operating loss carryforwards	$ 13
State net operating loss carryforwards	90
Foreign net operating loss carryforwards	248
Foreign
Net Operating loss carryforwards
Net operating loss carryforwards, subject to expiration	2
Net operating loss carryforwards, not subject to expiration	246
Domestic
Capital Loss Carryforward
Capital loss carryforwards	107
State
Tax Credit Carryforwards
Tax credit carryforwards	$ 88